Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2023 € / shares shares
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share | € / shares	€ 0
Common Stock, Shares Authorized	59,700,000
Common Stock, Shares, Outstanding	18,216,958